Consolidated Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization	$ (266,800)	$ (389,689)
Property and equipment, net	211,464	166,252
Depreciable property, plant and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	466,512	543,670
Molds and tooling
Property, Plant and Equipment [Line Items]
Total property and equipment	267,756	286,305
Displays
Property, Plant and Equipment [Line Items]
Total property and equipment	64,960	91,074
Computer and software
Property, Plant and Equipment [Line Items]
Total property and equipment	53,565	100,225
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	42,711	36,061
Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	19,826	19,391
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	17,694	10,614
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 11,752	$ 12,271